Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Troubled Debt Restructurings on Financing Receivables Subsequently Default (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial [Member]
Troubled Debt Restructurings that subsequently defaulted:
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment (in Dollars)	$ 82,113	$ 22,471
Residential Real Estate [Member]
Troubled Debt Restructurings that subsequently defaulted:
Financing Receivable, Modifications, Subsequent Default, Number of Contracts		1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment (in Dollars)		$ 518,694